LEASE (Tables)	6 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
Schedule of lease liability

Twelve Months Ended September 30,	Amount
2024	$79
2025	81
2026	83
2027	85
2028	50
Total	378
Less: interest	(92)
Total lease liability	286
Lease liability - current	49
Lease liability - non-current	$237